Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments (Details) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments [Line Items]
Federal funds sold and securities purchased under resale agreements		$ 78,999	$ 58,215
Interest-earning deposits	[1]	192,580	200,671
Other short-term investments		1,026	7,152
Total		272,605	266,038
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments Textual [Abstract]
Funded contractual commitments		0	0
Unfunded contractual commitment		2,800	2,900
Loans [Member]
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments Textual [Abstract]
Securities purchased under long-term resale agreements		$ 19,000	$ 21,300

[1]	(1)Financial information has been revised to reflect the impact of the adoption in first quarter 2018 of ASU 2016-18 - Statement of Cash Flows (Topic 230): Restricted Cash in which we changed the presentation of our cash and cash equivalents to include both cash and due from banks as well as interest-earning deposits with banks, which are inclusive of any restricted cash. See Note 1 (Summary of Significant Accounting Policies) for more information.